Warrants (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Class K Warrants [Member]
Warrant Exercise Price/share	$ 0.08	$ 0.08
Warrant Expiration Date	June 2025	Jun-25
ClassK2WarrantsMember
Warrant Exercise Price/share	$ 0.11
Warrant Expiration Date	August 2027	Aug-27
Class L Warrants [Member]
Warrant Exercise Price/share	$ 0.08	$ 0.08
Warrant Expiration Date	March 2019	March 2019
Class N Warrants [Member]
Warrant Exercise Price/share	$ 0.11	$ 0.11
Warrant Expiration Date	March 2019	March 2019
Class O Warrants [Member]
Warrant Exercise Price/share	$ 0.11	$ 0.11
Warrant Expiration Date	March 2019	March 2019
Series A Warrants [Member]
Warrant Exercise Price/share	$ 0.03	$ 0.03
Warrant Expiration Date	March 2019	March 2019
Class F Warrants [Member]
Warrant Exercise Price/share		$ 0.35
Warrant Expiration Date		February 2018
Class G Warrants [Member]
Warrant Exercise Price/share		$ 0.8
Warrant Expiration Date		July 2018
Class H Warrants [Member]
Warrant Exercise Price/share		$ 0.8
Warrant Expiration Date		July 2018
Class I Warrants [Member]
Warrant Exercise Price/share		$ 0.85
Warrant Expiration Date		September 2018